Expense Example, No Redemption - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Japan Fund - Class A
Expense Example, No Redemption:
1 Year	$ 666
3 Years	860
5 Years	1,070
10 Years	1,674
Fidelity Advisor Japan Fund - Class C
Expense Example, No Redemption:
1 Year	173
3 Years	536
5 Years	923
10 Years	1,810
Fidelity Advisor Japan Fund - Class M
Expense Example, No Redemption:
1 Year	468
3 Years	718
5 Years	987
10 Years	1,754
Fidelity Advisor Japan Fund - Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Japan Fund - Class Z
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	$ 701